FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [text block]
The following table shows the carrying amounts and fair values of the Company’s financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount					Fair value
December 31, 2018	Assets at amortized cost	Fair value through profit and loss	Fair value through other comprehensive income	Liabilities at amortized cost	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative assets	$-	$1,670	$-	$-	$1,670	$-	$1,670	$-	$1,670
	$-	$1,670	$-	$-	$1,670
Financial assets not measured at fair value
Cash	$30,708	$-	$-	$-	$30,708	30,708	-	-	30,708
Amounts receivable	2,478	-	-	-	2,478	2,478	-	-	2,478
	$33,186	$-	$-	$-	$33,186
Financial liabilities measures at fair value
Derivative liabilities	$-	$653	$-	$-	$653	-	653	-	653
	$-	$653	$-	$-	$653
Financial liabilities not measured at fair value
Accounts payable and accrued liabilities	$-	$-	$-	$48,295	$48,295	48,295	-	-	48,295
Secured notes payable	-	-	-	408,144	408,144	425,860	-	-	425,860
	$-	$-	$-	$456,439	$456,439

	Carrying amount					Fair value
December 31, 2017	Assets at amortized cost	Fair value through profit and loss	Fair value through other comprehensive income	Liabilities at amortized cost	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative assets	$-	$963	$-	$-	$963	$-	$963	$-	$963
	$-	$963	$-	$-	$963
Financial assets not measured at fair value
Cash	$43,129	$-	$-	$-	$43,129	43,129	-	-	43,129
Amounts receivable	2,679	-	-	-	2,679	2,679	-	-	2,679
	$45,808	$-	$-	$-	$45,808
Financial liabilities not measured at fair value
Accounts payable and accrued liabilities	$-	$-	$-	$34,615	$34,615	34,615	-	-	34,615
Secured notes payable	-	-	-	396,509	396,509	412,976		-	412,976
	$-	$-	$-	$431,124	$431,124

Disclosure of detailed information about financial liabilities and capital commitments including contractual obligations [text block]
The following table summarizes the contractual maturities of the Company’s significant financial liabilities and capital commitments, including contractual obligations:

	Less than	1 to 3	4 to 5	After 5
	1 Year	Years	Years	Years	Total
Operating lease obligations	$231	$471	$473	$79	$1,254
Gahcho Kué Diamond Mine commitments	1,578	-	-	-	1,578
Gahcho Kué Diamond Mine operating lease obligations	798	806	190	-	1,794
Revolving credit facility stand by charges	843	808	-	-	1,651
Notes payable - Principal	-	-	422,262	-	422,262
Notes payable - Interest	34,250	68,594	34,250	-	137,094
Forward Exchange Contracts:
(Inflows)	(33,500)	-	-	-	(33,500)
Outflows	34,060	-	-	-	34,060
	$38,260	$70,679	$457,175	$79	$566,193

Disclosure of detailed information about net assets (liabilities) [text block]
As at December 31, 2018 and 2017, the Company had cash, accounts payable and accrued liabilities, derivative assets, derivative liabilities, financing costs payable and the secured notes payable that are in U.S. dollars. The Canadian dollar equivalent is as follows:

	December 31,	December 31,
	2018	2017
Cash	$16,837	$25,509
Derivative assets	1,670	963
Accounts payable and accrued liabilities	(2,248)	(3,783)
Derivative liabilities	(653)	-
Secured notes payable	(422,262)	(414,843)
Total	$(406,656)	$(392,154)